Inventories (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory [Line Items]
Inventory, Net	$ 321.8	$ 321.8	$ 214.6
Other Inventory, Materials, Supplies and Merchandise under Consignment	28.5	28.5	25.0
Inventory Write-down	96.7
Earthquake charges		14.9	0	0
SunEdison [Member]
Inventory [Line Items]
Inventory, Net	58.4	58.4	55.3
Raw Materials and Supplies [Member]
Inventory [Line Items]
Inventory Write-down		53.7	0	0.6
Work In Process [Member]
Inventory [Line Items]
Inventory Write-down		30.2	0.4	1.1
Finished Goods [Member]
Inventory [Line Items]
Inventory Write-down		$ 29.7	$ 2.1	$ 4.1